Schedule of Cash and Cash Equivalents (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	€ 36,603	€ 448	€ 92,808
Rabobank [member]
IfrsStatementLineItems [Line Items]
Total	28,068
Mechanics bank [member]
IfrsStatementLineItems [Line Items]
Total	8,536
ING bank [member]
IfrsStatementLineItems [Line Items]
Total		18
Cash in transit [member]
IfrsStatementLineItems [Line Items]
Total	€ (1)	€ 430